Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 8,347	$ 6,973	$ 6,897
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	8,318	6,945	6,874
Automotive and Discrete Group (ADG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,059	2,813	2,731
Analog, MEMS & Sensors Group (AMS) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,613	1,847	1,851
Microcontrollers and Digital ICs Group (MDG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,646	2,285	2,292
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 29	$ 28	$ 23